Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Income Taxes
Accrued liabilities not currently deductible	$ 5,506	$ 5,408
Accumulated net operating losses	7,577	10,594
Corporate minimum taxes		2,346
Difference between tax and accounting basis of property and equipment	7,400	12,021
Research and development expenditures and tax credits	3,339	1,172
Total deferred income tax assets	23,822	31,541
Difference between tax and accounting basis of property and equipment	(42,958)	(47,255)
Temporary difference on equity derivative	(3,077)	(2,886)
Total deferred income tax liabilities	(46,035)	(50,141)
Net deferred income taxes	(22,213)	(18,600)
Valuation allowance	(1,704)	(1,961)
Net deferred income taxes, net of valuation allowance	$ (23,917)	$ (20,561)